S-K 1603(a)(9) Restrictions on Selling Securities	Jan. 12, 2026
Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	Eagle Equity Partners VI, LLC Eli Baker Harry E. Sloan Jeff Sagansky Ryan O’Connor
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers are permitted (a) to our officers or directors, any affiliate or family member of any of our officers or directors, any members or partners of our sponsor or their affiliates, any affiliates of our sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	the right to exchange their Class A ordinary shares for cash, securities or other property.
Private Placement Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	Same as above.
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Same as above.
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	The private placement shares are not transferable or saleable until 30 days after the completion of our initial business combination.